FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Movement of Warrant Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Change in liability [Abstract]
Opening balance	$ 3,889	$ 751
Fair value adjustment	7,786	2,305
Warrants vested during the period	1,946	833
Closing balance	$ 13,621	$ 3,889